SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2017


                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                  ---------------------------------------

                         VARIABLE SEPARATE ACCOUNT
                          Polaris Variable Annuity
                        Polaris II Variable Annuity
                  Polaris Advisory Income Variable Annuity
                    Polaris Choice II Variable Annuity
                   Polaris Choice III Variable Annuity
                    Polaris Choice IV Variable Annuity
                   Polaris Platinum II Variable Annuity
                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity
                 Polaris Select Investor Variable Annuity

                     VARIABLE ANNUITY ACCOUNT FOUR
                    Anchor Advisor Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN
             Polaris II A-Class Platinum Series Variable Annuity
                   Polaris II A-Class Variable Annuity
                Polaris Platinum O-Series Variable Annuity
                     Polaris Plus Variable Annuity


         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
         ----------------------------------------------------------------

                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Advisory Income Variable Annuity
                     Polaris Choice IV Variable Annuity
                    Polaris Platinum III Variable Annuity
                  Polaris Platinum O-Series Variable Annuity
                  Polaris Preferred Solution Variable Annuity
                 Polaris Retirement Protector Variable Annuity
                   Polaris Select Investor Variable Annuity


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                 ---------------------------------------------

                         VALIC SEPARATE ACCOUNT A
                   Polaris Platinum Elite Variable Annuity

On May 1, 2017, Principal Management Corporation and Edge Asset
Management merged into and with Principal Global Investors, LLC. All references in the Prospectus to Edge Asset Management as the manager of the following Underlying Funds are hereby changed to Principal Global Investors, LLC. as follows:

Underlying Funds:          Managed by:            Trust:
Asset Allocation           Principal Global       Anchor Series Trust
Portfolio                  Investors, LLC
Equity Income Account*     Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Balanced*                  Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Conservative Balanced*     Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Conservative Growth*       Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Flexible Income*           Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.
Strategic Growth*          Principal Global       Principal Variable Contracts
                           Investors, LLC         Funds, Inc.

*Not all of the Underlying Funds  listed above may be available in your product.

Dated:  May 16, 2017

                  Please keep this Supplement with your Prospectus